Other Long-Term Liabilities (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of other long term liabilities [Table Text Block]
	December 31,
	2012	2011
Provision for retirement indemnities (Japan & France) 	1,016	939
Provision for employee termination indemnities (Italy)	246	219
Provision for warranty costs, less current portion	396	636
Conditional government subsidies, less current portion	341	341
Total	1,999	2,135

Schedule of provision presentation according to ASC 715 [Table Text Block]

	France	Japan

Non current liabilities	517	498
Current liabilities	-	39
Accumulated other comprehensive income	(68)	(157)
Total	449	380

	France	Japan

Non current liabilities	386	552
Current liabilities	-	94
Accumulated other comprehensive income	25	(199)
Total	411	447

Schedule of actuarial assumptions of post retirement benefit plan france [Table Text Block]
	Pension Benefits – France
	2012	2011	2010

Discount rate	3.20%	4.70%	4.60%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	24	25	25

Schedule of actuarial assumptions of post retirement benefit plan Japan [Table Text Block]
	Pension Benefits – Japan
	2012	2011	2010

Discount rate	1.60%	1.00%	1.00%
Salary increase	1.50%	1.50%	2.30%

JAPAN [Member]
Schedule of pension cost components Japan [Table Text Block]
Japan	2012	2011	2010
Change in benefit obligations
Benefit obligations at beginning of year	646	562	435
Service cost	61	68	50
Interest cost	6	6	6
Plan amendments	-	-	-
Termination benefits	-	-	-
Actuarial (gain) / loss	(6)	37	68
Benefits paid	(93)	-	(95)
Exchange rate impact	(76)	47	98
Benefit obligations at end of year (1)	538	646	562

Unrecognized actuarial (gain) loss	157	199	236
Unrecognized prior service cost	-	-	-
Accrued pension cost	380	447	326

FRANCE [Member]
Schedule of pension cost components France [Table Text Block]
France	2012	2011	2010
Change in benefit obligations
Benefit obligations at beginning of year	386	371	262
Service cost	29	31	21
Interest cost	18	17	13
Plan amendments			31
Actuarial (gain) / loss	93	(33)	43
Benefits paid	(8)	-	-
Benefit obligations at end of year (1)	517	386	371

Unrecognized actuarial (gain) loss	38	(56)	(23)
Unrecognized prior service cost	30	31	31
Accrued pension cost	449	411	363